Other Current Assets - Disclosure of other current assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Current Assets [Line Items]
Prepaid expenses	$ 2,628	$ 2,856
Other	871	431
Total other current assets	$ 3,499	$ 3,287